Vice Fund (Prospectus Summary) | Vice Fund
Vice Fund
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vice Fund		Investor Class	Class A	Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)		none	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	[1]	none	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,00 or more that are redeemed within 18 months of purchase)	[1]	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%	1.00%	1.00%
[1]	The contingent deferred sales charge ("CDSC") is based on the net asset value ("NAV") of the shares at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vice Fund		Investor Class	Class A	Class C
Management Fees		0.95%	0.95%	0.95%
Distribution (12b-1) Fees	[1]	0.25%	0.25%	1.00%
Other Expenses		0.53%	0.54%	0.52%
Total Annual Fund Operating Expenses		1.73%	1.74%	2.47%
Expense Recoupment		0.0004	0.0000	0.0000
Total Annual Fund Operating Expenses After Expense Recoupment	[2]	1.77%	1.74%	2.47%
[1]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. As of the date of this prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[2]	Mutuals Advisors, Inc. ("MAI" or "Adviser"), the Fund's investment adviser, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions and acquired fund fees and expenses and extraordinary expenses) to 1.85%, 1.85% and 2.60% of average net assets of the Fund for Investor Class shares, Class A shares and Class C shares, respectively, through July 31, 2013, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund's Board of Trustees (the "Board of Trustees"), unless either the Board of Trustees or MAI terminates the agreement prior to such renewal. Subject to approval by the Board of Trustees, MAI may request recoupment of previously waived fees and paid expenses from the Fund for three years after the end of the fiscal year in which such fees and expenses were waived or paid, subject to the expense waiver and reimbursement agreement.

Example
The following Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same each year. The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through
July 31, 2013.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vice Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	180	557	959	2,084
Class A	742	1,091	1,464	2,509
Class C	350	770	1,316	2,806

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Vice Fund Class C	250	770	1,316	2,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.66% of the average value of its portfolio.
Principal Investment Strategies
The Fund, a non-diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts ("ADRs").

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries. The Fund will concentrate at least 25% of its net assets in this group of vice industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies. Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the
Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, shares of money market mutual funds, U.S.
Government securities and repurchase agreements.
Principal Risks
The risks associated with an investment in the Vice Fund can increase during times of significant market volatility. The principal risks of the Vice Fund include:

o the risk that you could lose all or portion of your investment in the Fund;

o the risk that certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market;

o the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

o the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

o because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

o because the Fund will concentrate at least 25% of its net assets in the group of four vice industries identified in this prospectus, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

o the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund's portfolio;

o the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

o the risk that political, social or economic instability in foreign developed markets may cause the value of the Fund's investments in foreign securities to decline;

o currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund's investments to decline;

o the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment;
  and

o the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.
Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund's website at www.usamutuals.com.
Vice Fund - Investor Class Shares Calendar Year Returns as of December 31	[1]

The calendar year-to-date return for the Fund's Investor Class shares as of
June 30, 2012 was 10.52%. During the period shown in the bar chart, the best performance for a quarter was 21.72% (for the quarter ended June 30, 2003).
The worst performance was -20.12% (for the quarter ended December 31, 2008).
Average Annual Total Returns (Investor Class Shares) (For the periods ended December 31, 2011)	[2]
Average Annual Total Returns Vice Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Investor Class Shares Return Before Taxes	10.82%	0.29%	8.20%	Aug. 30, 2002
Investor Class After Taxes on Distributions	Investor Class Shares Return After Taxes on Distributions	10.65%	0.02%	7.99%	Aug. 30, 2002
Investor Class After Taxes on Distributions and Sales	Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	7.26%	0.22%	7.24%	Aug. 30, 2002
S&P 500 Index®	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	5.54%	Aug. 30, 2002

After-tax returns are shown for Investor Class shares and will vary for Class A and Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[1]	The returns shown in the bar chart are for the Fund's Investor Class shares. Class A and Class C shares would have substantially similar returns because the Fund's Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below. If sales loads were reflected, the returns shown would have been lower.
[2]	The returns in the table are for Investor Class shares but Class A and Class C shares would have substantially similar annual returns because the Fund's Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Sales loads are not reflected in the table. If sales loads were reflected, the returns shown would have been lower.